Fair Value (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Gain (Loss)	$ 110	$ 24
Contractual Principal	3,471	739
Estimate of Fair Value Measurement [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	$ 3,581	$ 763